CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 18,977	$ 2,189	$ 30,290	$ 5,574	$ 16,470	$ 26,439
Cost of sales
Total cost of sales	16,605	10,478	28,505	16,682	31,519	50,796
Gross profit/(loss)	2,372	(8,289)	1,785	(11,108)	(15,049)	(24,357)
Operating expenses
Research and development	15,651	9,827	26,509	22,167	43,136	54,656
Sales and marketing	10,894	2,958	16,343	7,452	13,136	18,749
General and administrative	13,142	2,964	26,988	5,589	20,734	11,283
Total operating expenses	50,087	15,749	80,240	35,208	77,006	84,688
Loss from operations	(47,715)	(24,038)	(78,455)	(46,316)	(92,055)	(109,045)
Change in fair value of warrant liability			(56,576)		56,417
Interest expense	(51)	(51)	(125)	(155)	(328)	(503)
Interest and other income, net	268	323	630	901	1,011	5,952
Loss before income taxes	(47,498)	(23,766)	(134,526)	(45,570)	(34,955)	(103,596)
Income tax benefit	4,318	0	32,238	0	940	0
Net loss	(43,180)	(23,766)	(102,288)	(45,570)	$ (34,015)	$ (103,596)
Net loss per share-basic and diluted					$ (0.22)	$ (0.69)
Products
Revenues
Total revenues	17,560	1,531	27,871	4,225	$ 13,718	$ 22,758
Cost of sales
Total cost of sales	15,490	9,372	25,977	14,413	26,945	45,268
Services
Revenues
Total revenues	1,417	658	2,419	1,349	2,752	3,681
Cost of sales
Total cost of sales	$ 1,115	$ 1,106	$ 2,528	$ 2,269	$ 4,574	$ 5,528